Other financial instruments (Tables)	12 Months Ended
Mar. 31, 2014
Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities,Other Securities Investments,Investment and Other Assets in Affiliated Companies and Derivative Financial Instruments

The following table summarizes the estimated fair values of Toyota’s financial instruments, excluding marketable securities, other securities investments, investments and other assets in affiliated companies and derivative financial instruments. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2013
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	1,718,297	1,342,356	375,941	—	1,718,297
Time deposits	106,700	—	106,700	—	106,700
Total finance receivables, net	11,144,427	—	—	11,434,936	11,434,936
Other receivables	432,693	—	—	432,693	432,693
Short-term borrowings	(4,089,528)	—	(4,089,528)	—	(4,089,528)
Long-term debt including the current portion	(10,020,853)	—	(9,244,942)	(979,196)	(10,224,138)

	Yen in millions
	March 31, 2014
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	2,041,170	1,639,624	401,546	—	2,041,170
Time deposits	180,207	—	180,207	—	180,207
Total finance receivables, net	12,775,669	—	—	13,058,756	13,058,756
Other receivables	351,182	—	—	351,182	351,182
Short-term borrowings	(4,830,820)	—	(4,830,820)	—	(4,830,820)
Long-term debt including the current portion	(11,474,777)	—	(10,410,754)	(1,204,668)	(11,615,422)